Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities:
Net income	$ 137,422	$ 3,257,722	$ 1,924,202
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation	49,000	59,600
Share of income of subsidiaries	(492,000)	(3,756,839)	(2,361,280)
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	25,000		(3,433)
Net cash provided by (used in) operating activities	(280,578)	(439,517)	(440,511)
Cash Flows from Investing Activities:
Investment in subsidiary	(2,200,000)
Net cash used in investing activities	(2,200,000)
Cash Flows from Financing Activities:
Proceeds from stock offering, net of offering costs		23,010,000
Repayments to related parties		(6,858,500)
Repayments to subsidiaries		(12,733,500)
Net cash (used in) provided by financing activities		3,418,000
Effect of exchange rate changes on cash and cash equivalents and restricted cash
Net (decrease) increase in cash and cash equivalents and restricted cash	(2,480,578)	2,978,483	(440,511)
Cash and cash equivalents and restricted cash at the beginning of year	2,992,032	13,549	454,060
Cash and cash equivalents and restricted cash at the end of year	$ 511,454	$ 2,992,032	$ 13,549